Offerings - Offering: 1	Apr. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	44,737,726
Proposed Maximum Offering Price per Unit	42.80
Maximum Aggregate Offering Price	$ 1,914,774,672.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 264,430.38
Offering Note	(1) The Registrant intends to change its jurisdiction of incorporation from the Cayman Islands to Florida through a transaction known as a continuation (the "Continuation"). All securities being registered will be securities of the continuing entity following the effectiveness of the Continuation. This registration statement also registers additional securities to be offered or issued upon adjustment or changes made to the registered securities by reason of any stock splits, stock dividends, or similar transactions as permitted by Rule 416 under the Securities Act. (1) Calculated on the basis of the average of the high and low prices of our Class B common stock as reported on the New York Stock Exchange on April 7, 2026. (2) The Registrant does not have any fee offsets.